Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Summary of Transactions Between Related Parties

	2024 £m	2023 £m	2022 £m
Transactions
– revenue	492	523	494
– purchases	(179)	(178)	(190)
– other income	448	560	441
– other expenses	(13)	(6)	(1)
Amounts receivable at 31 December	39	48	51
Amounts payable at 31 December	(12)	(4)	(4)

Summary of Amounts Incurred by Entity for Provision of Key Management Personnel Services

	2024 £m	2023 £m	2022 £m
The total compensation for key management personnel, including Directors, was:
– salaries and other short-term employee benefits	21	17	19
– post-employment benefits	1	1	1
– share-based payments	12	13	17
	34	31	37
The following table, which is not part of IAS 24 disclosures, shows the aggregate emoluments of the Directors of the Company.

	Executive Directors			Chair			Non-Executive Directors			Total
	2024 £'000	2023 £'000	2022 £'000	2024 £'000	2023 £'000	2022 £'000	2024 £'000	2023 £'000	2022 £'000	2024 £'000	2023 £'000	2022 £'000
Salary; fees; benefits; incentives
– salary	1,907	1,644	2,129							1,907	1,644	2,129
– fees				711	688	670	1,112	1,059	1,027	1,823	1,747	1,697
– taxable benefits	617	395	449	17	17	59	79	31	78	713	443	586
– short-term incentives	3,496	1,650	3,761							3,496	1,650	3,761
– long-term incentives	1,474	1,371	7,888							1,474	1,371	7,888
– buy-out	2,969	—	—							2,969	—	—
Sub-total	10,463	5,060	14,227	728	705	729	1,191	1,090	1,105	12,382	6,855	16,061
Pension; other emoluments
– pension	276	248	320							276	248	320
– other emoluments	6	2	6							6	2	6
Sub-total	282	250	326							282	250	326
Total emoluments	10,745	5,310	14,553	728	705	729	1,191	1,090	1,105	12,664	7,105	16,387